Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	200,843	205,315
Allowance for credit losses	-	(6,464)
Accounts receivable, net	200,843	198,851